Commitments and Contingent Liabilities (Details) $ in Thousands, $ in Millions	3 Months Ended			12 Months Ended								60 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	[1]	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2012	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 25, 2012
Long-term Purchase Commitment [Line Items]
Exploration and evaluation expenses	$ 7,343	$ 38,107					$ 93,006		$ 48,881
Nauru Ocean Resources Inc [Member]
Long-term Purchase Commitment [Line Items]
Spending committed												$ 5,000
Long-term Purchase Commitment, Period												5 years
NORI spend in 2022														$ 40,000
NORI spend in 2023													$ 25,000
Marawa Research and Exploration Limited [Member]
Long-term Purchase Commitment [Line Items]
Exploration and evaluation expenses				$ 2	$ 3	$ 1		$ 2		$ 1
Long-term Purchase Commitment, Period											5 years
Tonga Off shore Mining Limited
Long-term Purchase Commitment [Line Items]
Spending committed												$ 30,000
Exploration and evaluation expenses							$ 8,100					$ 13,300
Long-term Purchase Commitment, Period												5 years
DeepGreen Engineering Pte Ltd [Member]
Long-term Purchase Commitment [Line Items]
Percentage of annual production committed to Glencore															50.00%

[1]	The condensed consolidated statements of loss and comprehensive loss for the three months ended March 31, 2021 was restated. Refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021 filed with the Securities and Exchange Commission on November 15, 2021.